Finance Lease Liabilities (Details 2) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Lease Liabilities [Abstract]
Cost	$ 7,529,374	$ 7,113,238	$ 6,452,082
Less: Accumulated depreciation	(3,037,293)	(2,461,410)	(2,289,990)
Net book value	$ 4,492,081	$ 4,651,828	$ 4,162,092